ACQUIRED INTANGIBLE ASSETS, NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2021 CNY (¥)	Sep. 30, 2020 CNY (¥)	Sep. 30, 2019 CNY (¥)	Sep. 30, 2021 USD ($)
Gross Carrying Amount	¥ 76,081	¥ 76,168
Accumulated amortization	(72,307)	(71,520)
Impairment provision	(87)
Acquired intangible assets, net	3,774	4,648		$ 582
Impairment on intangible assets	87	0	¥ 0
Technology Rights [Member]
Gross Carrying Amount	71,429	71,429
Accumulated amortization	(67,655)	(66,781)
Acquired intangible assets, net	3,774	4,648
Others [Member]
Gross Carrying Amount	4,739	4,739
Accumulated amortization	(4,652)	¥ (4,739)
Impairment provision	¥ (87)